Income Tax - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Change In Tax Positions [Abstract]
Beginning balance	$ 828	$ 1,856	$ 2,144
Additions based on tax positions related to the current year		0	0
Decrease due to lapses in statute of limitations	(175)	(923)	(176)
Exchange difference	53	(105)	(112)
Ending balance	$ 706	$ 828	$ 1,856